Share-Based Compensation - Schedule of Assumptions were Used to Value the Options Issued (Details) - Predecessor [Member]	12 Months Ended		14 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jul. 29, 2024
Schedule of Assumptions were Used to Value the Options Issued [Line Items]
Expected dividend yield
Expected volatility		40.00%	40.00%
Expected life of options (years)		5 years
Minimum [Member]
Schedule of Assumptions were Used to Value the Options Issued [Line Items]
Weighted average risk-free interest rate	3.77%	1.56%	4.20%
Expected volatility	40.00%
Expected life of options (years)	1 year 4 months 17 days		1 year 6 months
Maximum [Member]
Schedule of Assumptions were Used to Value the Options Issued [Line Items]
Weighted average risk-free interest rate	5.22%	3.93%	4.90%
Expected volatility	50.00%
Expected life of options (years)	5 years		6 years 14 days